CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 0.6	$ 1.1
Accounts receivable	42.8	92.9
Fair value of risk management contracts	3.5	0.0
Other assets	33.8	36.8
Assets held for sale	16.0	0.0
Current assets	96.7	130.8
Fair value of risk management contracts	4.5	1.9
Other assets	86.2	99.8
Property, plant and equipment	1,074.2	1,104.2
Exploration and evaluation assets	82.6	232.0
Deferred income taxes	0.0	342.2
TOTAL ASSETS	1,344.2	1,910.9
Current Liabilities
Accounts payable	72.7	136.2
Fair value of risk management contracts	4.2	40.0
Current portion of long term debt	232.9	0.0
Current portion of provisions and other liabilities	39.7	35.2
Liabilities associated with assets held for sale	16.0	0.0
Current liabilities	365.5	211.4
Fair value of risk management contracts	0.0	18.6
Long term debt	481.7	610.5
Provisions and other liabilities	245.1	264.2
Liabilities	1,092.3	1,104.7
Shareholders' Equity
Shareholders' capital	4,838.1	4,829.7
Contributed surplus	9.9	13.3
Deficit	(4,596.1)	(4,036.8)
Equity	251.9	806.2
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,344.2	$ 1,910.9